Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	6 Months Ended
Jun. 30, 2019
Disclosure of financial assets [line items]
Bonds coupon rate	4.435%
Bonds Maturity date	Dec. 30, 2020
Bonds rating	Baa3
WACHOVIA [Member]
Disclosure of financial assets [line items]
Annual interest rate	5.80%